Annual Total Returns	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Allspring Alternative Risk Premia Fund - R6 and Institutional Class | Alternative Risk Premia Fund | Institutional
Prospectus [Line Items]
Annual Return [Percent]	11.22%	(0.04%)	10.40%	6.84%	(16.77%)